4. ACQUISITION OF IMPETRO RESOURCES LLC (Tables)	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Fair value of assets acquired and liabilities assumed
Fair value of assets acquired and liabilities assumed
Cash	$856,433
Trade receivable	326,361
Joint interest receivable	167,120
Prepaid expenses	76,455
Proved oil and natural gas properties	50,836,948
Field equipment, vehicles, and office equipment	132,659
Other	368,738
Goodwill	959,681
Accounts payable and accrued liabilities	(692,298)
Joint interest revenue payable	(765,750)
Notes payable	(41,735)
Asset retirement obligations	(2,399,568)
Total fair value of assets acquired and liabilities assumed, net	$49,825,044

Consideration transferred and fair value adjustment
Fair value of common stock issued (4)	$35,700,000
Cash payment to ImPetro members	1,150,000
Carrying value of ImPetro equity interest, note receivable, and related interest (5)	5,995,171
Fair value adjustment in a business combination acquired in stages (6)	6,979,873
Total consideration transferred and fair value adjustment	$49,825,044

Pro forma revenues and net income (loss)
	Year Ended December 31, 2011
	As Reported	ImPetro	Pro Forma Adjustment			Total

Total revenues	$4,898,438	$1,983,065	$			$6,881,503
Total expenses	4,929,172	2,071,253				7,000,425
Other income (expense)	3,412,882	(1,392,021)		(2,247,050)	(7)	(226,189)
Net income (loss)	3,382,148	(1,480,209)		(2,247,050)		(345,111)

Basic and diluted loss per common share						(0.03)